ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET
10.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets consists of the following:

	As of December 31,
	2015	2016
	US$	US$

Trade name/domain name	16,228,000	14,330,156
Non-compete agreement	10,096,000	8,915,286
Online platform	1,364,000	1,204,482
Customer relationship	27,760,000	24,514,105
Total	55,448,000	48,964,029
Less: Accumulated amortization	(4,885,055)	(12,689,791)
Acquired intangible assets, net	50,562,945	36,274,238

The movement of acquired intangible assets is as follow:

US$

Balance as of January 1, 2015	-
Acquisition	55,448,000
Amortization	(4,885,055)
Balance as of December 31, 2015	50,562,945

Amortization	(8,640,885)
Foreign currency translation adjustment	(5,647,822)
Balance as of December 31, 2016	36,274,238

The amortization expense of acquired intangible assets was nil, $4,885,055 and $8,640,885 for the years ended December 31, 2014, 2015 and 2016, respectively. No impairment was provided for each of the three years ended December 31, 2016.

The estimated annual amortization expense for each of the five succeeding fiscal years is as follow:

For the years ending December 31,	US$
2017	8,132,191
2018	8,132,191
2019	8,012,449
2020	3,745,307
2021	1,858,475